Fair Value Measurements - Paragraphs (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016
Fair Value Measurements
Recognized right to reclaim net cash collateral	$ 2.5	$ 3.1
Realized gains on closed positions	11.0	7.1
Recognized obligation to return cash collateral	8.5	4.0
Fair value, long-term debt
Fair value of long-term debt (including current maturities)	$ 266.5	$ 274.9
Rabbi trust
Fair Value Measurements
Guarantee period at issue for rate of return on fixed income funds	1 year